Interest Expense and Related Charges (Contractual Interest Expense on Pre-Petition Liabilities) (Detail) - Predecessor - USD ($) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 03, 2016
Contractual Interest Expense On Pre-Petition Liabilities [Line Items]
Borrowings under debtor-in-possession credit facility				$ 1,425		$ 3,387
Net liability under terminated TCEH interest rate swap and natural gas hedging agreements		$ 1,243		1,243	$ 1,243
Adequate Protection Interest Paid-Accrued, Amount Excluded Related To Terminated Natural Gas Hedging Positions And Interest Rate Swaps	$ 16	47	$ 47	60	40
Contractual interest on debt classified as LSTC	528	1,570	1,570	2,070	1,392
Adequate protection amounts paid/accrued	315	930	930	1,173	788
Contractual interest on debt classified as LSTC not paid/accrued	$ 213	640	$ 640	897	604
Senior Secured Facilities
Contractual Interest Expense On Pre-Petition Liabilities [Line Items]
Borrowings under debtor-in-possession credit facility		22,616		22,616	22,616
Senior Secured Notes
Contractual Interest Expense On Pre-Petition Liabilities [Line Items]
Borrowings under debtor-in-possession credit facility		$ 1,750		$ 1,750	$ 1,750
Adequate Protection Interest Expense [Member]
Contractual Interest Expense On Pre-Petition Liabilities [Line Items]
Adequate Protection Paid Or Accrued, Weighted Average Interest Rate	4.95%	4.95%	4.95%	4.69%	4.65%